CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable convertible preferred stock, shares authorized	133,346	133,346	133,346
Redeemable convertible preferred stock, shares issued	114,564	110,250	111,969
Redeemable convertible preferred stock, liquidation preference	$ 152,117	$ 141,177
Common shares, par value	$ 0.001	$ 0.001	$ 0.001
Common shares, shares authorized	735,000	735,000	735,000
Common shares, shares issued	390,900	389,610	384,009
Common shares, shares outstanding	390,900	389,610	384,009
Series E-1 redeemable convertible preferred stock
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	54,901	54,901	54,901	54,901
Redeemable convertible preferred stock, shares issued	54,901	54,901	54,901	54,901
Redeemable convertible preferred stock, shares outstanding	54,901	54,901	54,901	54,901
Redeemable convertible preferred stock, liquidation preference	$ 120,943	$ 120,943
Series F redeemable convertible preferred stock
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	78,445	78,445	78,445
Redeemable convertible preferred stock, shares issued	59,663	55,349	57,068
Redeemable convertible preferred stock, shares outstanding	59,663	55,349	57,068
Redeemable convertible preferred stock, liquidation preference		$ 141,117	$ 145,499